Notes Payable (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Restricted Cash			$ 5,577	$ 5,216
Loan to MVP St. Louis and MVP Memphis Poplar [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Original debt amount		$ 5,900
Interest rate		7.94%
Debt Instruments Failing to Meet Covenants [Member]
Line of Credit Facility [Line Items]
Debt balance			38,200
Restricted Cash			$ 800
Vestin Realty Mortgage II, Inc [Member]
Line of Credit Facility [Line Items]
Repayment of debt	$ 9,900